Employee Benefit Plan	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
Employee Benefit Plan

NOTE 18—EMPLOYEE BENEFIT PLAN

Beginning March 1, 2010, Vivint and 2GIG offered eligible employees the opportunity to defer a percentage of their earned income into company-sponsored 401(k) plans. No matching contributions were made to the plans for the years ended December 31, 2015 and 2014. 2GIG made matching contributions to the plan in the amount of $36,000 for the year ended December 31, 2013.